Fair Value Measurements - Schedule of fair value hierarchy of valuation techniques (Parenthetical) (Detail)	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Cash excluded	$ 3,487